Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (595,690,000)	$ (174,814,000)	$ 994,112,000
Defined benefit retirement plans:
Reclassification adjustment for amortization of unrecognized prior service credits, net of tax included in other income, net	(839,000)	21,000	(5,000)
Reclassification adjustment for amortization of unrecognized actuarial loss, net of tax included in other income, net	4,064,000	2,074,000	2,223,000
Actuarial gain arising during the year	2,960,000	(13,896,000)	(177,000)
Benefit plan amendment, net of tax of $0.7 million	38,510,000	0	0
Marketable securities:
Unrealized gains on investments, net of tax	0	567,000	285,000
Reclassification adjustment for realized gain on investments, net of tax	0	(235,000)	(192,000)
Reclassification adjustment for pension assets' gains, net of tax included in other income, net	(351,000)	0	0
Other comprehensive income (loss)	44,344,000	(11,469,000)	2,134,000
Comprehensive income (loss)	(551,346,000)	(186,283,000)	996,246,000
Comprehensive income attributable to noncontrolling interest	(3,915,000)	(3,914,000)	(3,915,000)
Comprehensive income (loss) attributable to Intelsat S.A.	$ (555,261,000)	$ (190,197,000)	$ 992,331,000